Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities [Line Items]
Derivative Warrant Liabilities	$ 497,291	$ 4,728,384	$ 12,186,260
Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities [Line Items]
Derivative Warrant Liabilities		2,923,156	7,546,875
Level 3 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities [Line Items]
Derivative Warrant Liabilities	$ 188,228	$ 1,805,228	$ 4,639,385